Accounts Receivable and Factoring Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable and Factoring Agreement

Note 3 – ACCOUNTS RECEIVABLE AND FACTORING AGREEMENT

In the ordinary course of business, the Company may utilize accounts receivable-credit card factoring agreements with third-party financing company in order to accelerate its cash collections from product sales. In addition, these agreements provide the Company with the ability to limit credit exposure to potential bad debts, to better manage costs related to collections as well as to enable customers to extend their credit terms. These agreements involve the ownership transfer of eligible trade accounts receivable, without recourse or discount, to a third party financial institution in exchange for cash.

The Company accounts for these transactions in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”). ASC 860 allows for the ownership transfer of accounts receivable to qualify for sale treatment when the appropriate criteria is met, which permits the Company to present the balances sold under the program to be excluded from Accounts receivable, net on the Consolidated Balance Sheet. Receivables are considered sold when (i) they are transferred beyond the reach of the Company and its creditors, (ii) the purchaser has the right to pledge or exchange the receivables, and (iii) the Company has surrendered control over the transferred receivables. In addition, the Company provides no other forms of continued financial support to the purchaser of the receivables once the receivables are sold.

Note 3 – ACCOUNTS RECEIVABLE AND FACTORING AGREEMENT

In the ordinary course of business, the Company may utilize accounts receivable-credit card factoring agreements with third-party financing company in order to accelerate its cash collections from product sales. In addition, these agreements provide the Company with the ability to limit credit exposure to potential bad debts, to better manage costs related to collections as well as to enable customers to extend their credit terms. These agreements involve the ownership transfer of eligible trade accounts receivable, without recourse or discount, to a third party financial institution in exchange for cash.

The Company accounts for these transactions in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”). ASC 860 allows for the ownership transfer of accounts receivable to qualify for sale treatment when the appropriate criteria is met, which permits the Company to present the balances sold under the program to be excluded from Accounts receivable, net on the Consolidated Balance Sheet. Receivables are considered sold when (i) they are transferred beyond the reach of the Company and its creditors, (ii) the purchaser has the right to pledge or exchange the receivables, and (iii) the Company has surrendered control over the transferred receivables. In addition, the Company provides no other forms of continued financial support to the purchaser of the receivables once the receivables are sold.